Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2020
Finite-Lived Intangible Assets, Net [Abstract]
Time Charters with Favorable Terms
Time charters with favorable terms	June 30, 2020	December 31, 2019
Acquisition cost	$71,535	$71,535
Accumulated amortization	(71,535)	(65,247)
Time charters with favorable terms net book value	$—	$6,288